Principal Subsidiaries - Principal Domestic Subsidiaries (Detail) - Domestic [member]	12 Months Ended
Mar. 31, 2023
Sumitomo Mitsui Banking Corporation [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Commercial banking
SMBC Trust Bank Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Trust banking
SMBC Guarantee Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Credit guarantee
SMBC Nikko Securities Inc. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Securities
Sumitomo Mitsui Card Company, Limited [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Credit card
SMBC Consumer Finance Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Consumer lending
SMBC Mobit Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Consumer lending
SMBC Finance Service Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Credit card, consumer credit and installment transaction
The Japan Research Institute, Limited [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	System development, data processing, management consulting and economic research
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	50.10%
Proportion of Voting Rights	50.10%
Main Business	Investment management, and investment advisory and agency
Alternative Investment Capital Limited [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	60.00%
Proportion of Voting Rights	60.00%
Main Business	Investment management and investment advisory
NCore Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	51.00%
Proportion of Voting Rights	51.00%
Main Business	Data processing service and consulting
SMBC Venture Capital Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Venture capital
SMBC Consulting Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	98.30%
Proportion of Voting Rights	98.30%
Main Business	Management consulting and information services
Japan Pension Navigator Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	69.70%
Proportion of Voting Rights	69.70%
Main Business	Operational management of defined contribution pension plans